Income Tax Expenses - Movement of Valuation Allowance (Details) - Valuation Allowance of Deferred Tax Assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 32,926	¥ 3,146	¥ 1,554
Provided	21,335	29,780	1,592
Balance at end of the year	¥ 54,261	¥ 32,926	¥ 3,146